Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mason Capital Fund Trust
Entity Central Index Key	0001953487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fundamentals First ETF
Shareholder Report [Line Items]
Fund Name	Fundamentals First ETF
Class Name	Fundamentals First ETF
Trading Symbol	KNOW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 1, 2024, to June 30, 2025 (“Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
Additional Information Phone Number	617-228-5190
Additional Information Website	https://fundamentalsfirstfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year 7/1/24-6/30/25, the net asset value of the Fund rose by 9.64%. Market value rose by 9.74%. The Fund holds no oversize positions, so performance came from a wide range of holdings. At the end of the period the biggest contribution to overall performance was Dollarama with a total return of 53.1% over the 12-month period, ending as the Fund’s largest position at 2.38%. The biggest detractor to the Fund over the period was Armada Hoffler with a -33.2% total return.
Returns came from various sectors rather than one industry in particular. Many of the smaller cap companies in the portfolio were among the worst performers over the year. These also tended to be smaller positions, so the impact on the portfolio was not as significant as the declines in their individual stock prices. Other than a clustering of smaller companies as detractors, performance was a mixed bag not simply attributable to any one industry, geography, or market cap. Fixed income performed as intended, remaining fairly neutral on price while contributing consistent interest to the Fund.

Top Contributors
↑	Dollarama Inc.; Climb Global Solutions Inc.; Taiwan Semiconductor Manufacturing Co. ADR; Parker Hannifin Corp.; Grupo Aeroportuario Del Pacifico SA ADR

Top Detractors
↓	Armada Hoffler Properties, Inc.; BRT Apartments Corp.; Mettler-Toledo International, Inc. ; SThree PLC; Primaris REIT

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN

	1 Year	Since Inception (02/21/2024)
Fundamentals First ETF	9.64%	9.28%
S&P 500® Index	15.16%	19.18%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundamentalsfirstfund.com for more recent performance information.
Net Assets	$ 4,409,499
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 35,777
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,409,499
Number of Holdings	99
Advisory Fee	$35,777
Portfolio Turnover	8%
30-Day SEC Yield	2.03%
Distribution Yield	1.59%

Holdings [Text Block]

Top 10 Holdings (% of net assets)
JPMorgan 100% US Treasury Securities Money Market Fund	3.3%
Dollarama, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
KLA Corp.	2.0%
Parker-Hannifin Corp.	1.8%
Alphabet, Inc. - Class C	1.6%
Cummins, Inc.	1.6%
Schneider Electric SE	1.6%
Automatic Data Processing, Inc.	1.6%
Novartis AG	1.5%

Updated Prospectus Web Address	https://fundamentalsfirstfund.com